Cost-reduction actions - Liabilities and Expected Future Payments Related to Work-Force Reduction Actions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Additional provisions	$ 20.6	$ 9.3	$ 54.9
Work-Force Reductions
Restructuring Reserve [Roll Forward]
Balance at beginning of period	9.4	11.7	16.3
Additional provisions	23.7	15.2	7.1
Payments	(9.6)	(10.8)	(11.5)
Changes in estimates	(10.2)	(6.9)	0.4
Translation adjustments	(0.3)	0.2	(0.6)
Balance at end of period	13.0	9.4	11.7
Expected future payments on balance at December 31, 2024:
In 2025	13.0
Work-Force Reductions | U.S.
Restructuring Reserve [Roll Forward]
Balance at beginning of period	2.5	4.2	5.7
Additional provisions	7.5	3.4	3.6
Payments	(2.5)	(3.5)	(4.1)
Changes in estimates	(3.1)	(1.6)	(1.0)
Translation adjustments	0.0	0.0	0.0
Balance at end of period	4.4	2.5	4.2
Expected future payments on balance at December 31, 2024:
In 2025	4.4
Work-Force Reductions | International
Restructuring Reserve [Roll Forward]
Balance at beginning of period	6.9	7.5	10.6
Additional provisions	16.2	11.8	3.5
Payments	(7.1)	(7.3)	(7.4)
Changes in estimates	(7.1)	(5.3)	1.4
Translation adjustments	(0.3)	0.2	(0.6)
Balance at end of period	8.6	$ 6.9	$ 7.5
Expected future payments on balance at December 31, 2024:
In 2025	$ 8.6